Summary of Significant Accounting Policies - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	35 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years